Debt - Additional Information (Detail) € in Thousands						6 Months Ended
	Jun. 26, 2018 USD ($)	Jun. 04, 2018 USD ($)	May 24, 2018 USD ($)	Mar. 27, 2018 USD ($)	Feb. 12, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 MXN ($)	Jun. 04, 2018 CHF (SFr)	May 24, 2018 EUR (€)	Apr. 16, 2018 USD ($)	Mar. 05, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of debt [Line Items]
Line of credit to ensure liquidity						$ 6,700,000	$ 23,500,000
5.500% Bonds due 2044 [member]
Disclosure of debt [Line Items]
Interest rate					5.50%
Principal amount of debt exchanged					$ 952,454
6.350% Bonds due 2048 [member]
Disclosure of debt [Line Items]
Interest rate					6.35%
Principal amount of debt exchanged for					$ 881,899
5.6250% Bonds due 2046 [member]
Disclosure of debt [Line Items]
Interest rate					5.625%
Principal amount of debt exchanged					$ 1,021,065
6.350% Bonds due 2048 [member]
Disclosure of debt [Line Items]
Interest rate					6.35%
Principal amount of debt exchanged for					$ 946,764
3.125% Notes due 2019 [member]
Disclosure of debt [Line Items]
Interest rate											3.125%
Principal amount of debt purchased											$ 138,598
5.500% Notes due 2019 [member]
Disclosure of debt [Line Items]
Interest rate											5.50%
Principal amount of debt											$ 558,644
8.000% Notes due 2019 [member]
Disclosure of debt [Line Items]
Interest rate											8.00%
Principal amount of debt											$ 91,843
6.000% Notes due 2020 [member]
Disclosure of debt [Line Items]
Interest rate											6.00%
Principal amount of debt											$ 183,017
3.500% Notes due 2020 [member]
Disclosure of debt [Line Items]
Interest rate											3.50%
Principal amount of debt											$ 817,303
300 basis point due December 26, 2025 [member]
Disclosure of debt [Line Items]
Maturity date	December 26, 2025
Line of credit	$ 250,000
Interest rate basis description	LIBOR plus 300 basis points
70 basis points, due February 2025 [member]
Disclosure of debt [Line Items]
Maturity date				February 2025
Line of credit				$ 181,101
Interest rate basis description				LIBOR plus 70 basis points
P.M.I. Holdings, B.V. [member]
Disclosure of debt [Line Items]
Revolving credit facility amount						9,557,000
Repayment of revolving credit lines						9,757,000
Revolving credit amount outstanding						$ 27,500						$ 227,500
Series C medium term notes program [member]
Disclosure of debt [Line Items]
Total debt securities issued					4,000,000				€ 3,150,000
Notes issued			$ 102,000,000		92,000,000
Prior size of the Medium Term Notes Program										$ 92,000,000
New size of the Medium Term Notes Program										$ 102,000,000
Series C medium term notes program [member] | 5.35% Notes due 2028 [member]
Disclosure of debt [Line Items]
Debt securities issued					$ 2,500,000
Interest rate					5.35%
Maturity date					2028
Series C medium term notes program [member] | 6.35% Bonds due 2048 [member]
Disclosure of debt [Line Items]
Debt securities issued					$ 1,500,000
Interest rate					6.35%
Maturity date					2048
Series C medium term notes program [member] | 2.500% Notes due on November 24, 2022 [member]
Disclosure of debt [Line Items]
Debt securities issued | €									€ 600,000
Interest rate			2.50%						2.50%
Maturity date			November 24, 2022
Series C medium term notes program [member] | Floating Rate Notes due on August 24, 2023 [member]
Disclosure of debt [Line Items]
Debt securities issued | €									€ 650,000
Maturity date			August 24, 2023
Series C medium term notes program [member] | 3.625% Notes due on November 24, 2025 [member]
Disclosure of debt [Line Items]
Debt securities issued | €									€ 650,000
Interest rate			3.625%						3.625%
Maturity date			November 24, 2025
Series C medium term notes program [member] | 4.750% Notes due on February 26, 2029 [member]
Disclosure of debt [Line Items]
Debt securities issued | €									€ 1,250,000
Interest rate			4.75%						4.75%
Maturity date			February 26, 2029
Series C medium term notes program [member] | 1.750% Notes due 2023 [member]
Disclosure of debt [Line Items]
Debt securities issued		$ 102,000,000						SFr 365,000
Interest rate		1.75%						1.75%
Maturity date		2023